ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Retrospectively consideration and Functional currency and presentation currency (Details)	12 Months Ended
	Jun. 30, 2019	Mar. 14, 2019 USD ($)
Acquisition-date fair value of total consideration transferred
Conversion factor to calculate inflation adjustment	1.558
Bioceres LLC
Acquisition-date fair value of total consideration transferred
Number of instruments or interests issued or issuable		27,116,174
Bioceres Semillas
Acquisition-date fair value of total consideration transferred
Number of instruments or interests issued or issuable		119,443
Original founders of Union | Founder Shares | Bioceres LLC
Acquisition-date fair value of total consideration transferred
Number of instruments or interests issued or issuable		862,500